Balance Sheets (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (Note 4)	$ 25,998	$ 17,633
Marketable securities (Note 5)	12,288	15,612
Accounts receivable, net	11,026	10,572
Inventories (Note 6)	14,595	11,834
Deferred income taxes (Note 3)	521	534
Recoverable taxes (Note 7)	6,164	5,260
Advances to suppliers	768	786
Other current assets	2,240	1,632
Total current assets	73,600	63,863
Property, plant and equipment, net (Note 8)	230,370	218,567
Investments in non-consolidated companies and other investments	6,250	6,312
Non-current assets
Accounts receivable, net	3,136	2,905
Advances to suppliers	2,943	3,077
Petroleum and alcohol account receivable from Federal Government	506	493
Marketable securities (Note 5)	3,128	3,099
Restricted deposits for legal proceedings and guarantees (Note 14 (a))	1,767	1,674
Recoverable taxes (Note 7)	6,211	6,407
Goodwill	194	192
Prepaid expenses	698	516
Other assets	1,748	1,578
Total non-current assets	20,331	19,941
Total assets	330,551	308,683
Current liabilities
Trade accounts payable	11,581	10,468
Current debt (Note 9)	9,726	8,960
Current portion of capital lease obligations (Note 11)	98	105
Income taxes payable	818	898
Taxes payable, other than income taxes	5,730	5,135
Payroll and related charges	2,230	2,617
Dividends and interest on capital payable (Note 13)	2,652	2,158
Employees' postretirement benefits obligation - Pension and Health Care (Note 12 (a))	824	782
Other payables and accruals	2,991	2,429
Total current liabilities	36,650	33,552
Long-term liabilities
Long-term debt (Note 9)	68,084	60,471
Capital lease obligations (Note 11)	123	117
Employees' postretirement benefits obligation - Pension and Health Care (Note 12 (a))	14,335	13,740
Deferred income taxes (Note 3)	14,494	12,704
Provision for abandonment	3,237	3,194
Contingencies (Note 14 (a))	772	760
Other liabilities	404	748
Total long-term liabilities	101,449	91,734
Shares authorized and issued (Note 13)
Preferred share - 2011 and 2010 - 5,602,042,788 shares	45,840	45,840
Common share - 2011 and 2010 - 7,442,454,142 shares	63,906	63,906
Additional paid in capital	(81)	(86)
Retained earnings
Appropriated	61,723	47,147
Unappropriated	4,104	13,758
Accumulated other comprehensive income
Cumulative translation adjustments	17,855	13,539
Postretirement benefit reserves adjustments net of tax ((US$1,433) and (US$1,401) for March 31, 2011 and December 31, 2010, respectively) - Pension cost and Health Care cost (Note 12 (a))	(2,779)	(2,719)
Unrealized gains on available-for-sale securities, net of tax	60	124
Unrecognized loss on cash flow hedge, net of tax	(14)	(15)
Petrobras Shareholders Equity	190,614	181,494
Noncontrolling interest	1,838	1,903
Total shareholders' equity	192,452	183,397
Total liabilities and shareholders equity	$ 330,551	$ 308,683